UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2012

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
June 30, 2012 (Unaudited)

Common Stocks--92.2%	Shares	Value ($)
Brazil--7.5%
Cia de Bebidas das Americas, ADR	880	33,730
Cielo	1,920	56,477
Embraer, ADR	1,650	43,775
Fleury	3,200	40,627
Obrascon Huarte Lain Brasil	4,800	42,659
Rossi Residencial	8,600	21,109
Tim Participacoes	9,061	50,346
Vale, ADR	1,780	35,333
		324,056
Chile--3.1%
Cencosud	6,680	36,765
Enersis, ADR	1,900	35,530
ENTEL	3,210	60,899
		133,194
China--9.8%
Baidu, ADR	350a	40,243
China BlueChemical, Cl. H	36,000	20,586
China Communications Construction, Cl. H	70,000	62,013
China Construction Bank, Cl. H	108,000	74,463
China Petroleum & Chemical, Cl. H	82,000	73,507
China Railway Construction, Cl. H	53,500	44,870
Great Wall Motor, Cl. H	35,250	70,838
WuXi PharmaTech, ADR	2,700a	38,124
		424,644
Hong Kong--7.7%
China Agri-Industries Holdings	105,481	58,052
China Mobile	9,000	98,915
China Vanadium Titano - Magnetite Mining	126,000	20,625
CNOOC	14,000	28,242
Focus Media Holding, ADR	1,740	40,855
Guangdong Investment	34,000	24,568
Lenovo Group	34,000	29,009
Yingde Gases	39,500	36,028

		336,294
India--3.2%
Apollo Tyres	15,220	21,708
Hexaware Technologies	14,960	34,457
ICICI Bank	1,400	22,554
Oil & Natural Gas	5,740	29,451
Sterlite Industries India	16,760	31,244
		139,414
Malaysia--2.4%
AMMB Holdings	30,900	61,372
Genting	14,200	42,844
		104,216
Mexico--6.2%
Alfa, Cl. A	2,700	43,152
America Movil, ADR, Ser. L	1,160	30,230
Fomento Economico Mexicano, ADR	860	76,755
Genomma Lab Internacional SAB de CV, Cl. B	19,100a	37,728
Grupo Financiero Banorte, Cl. O	15,700	81,138
		269,003
Peru--1.5%
Credicorp	520	65,463
Philippines--.4%
Metropolitan Bank & Trust	7,920	17,422
Russia--8.1%
Gazprom, ADR	7,330	69,122
Lukoil, ADR	2,040	113,730
MMC Norilsk Nickel, ADR	582	9,615
Mobile Telesystems, ADR	3,090	53,148
Sberbank of Russia, ADR	1,480	16,014
Sberbank of Russia, ADR	4,060	42,604
Surgutneftegas, ADR	5,930	46,149
		350,382
South Africa--10.4%
AngloGold Ashanti	1,020	34,811
Barloworld	2,330	23,086
Exxaro Resources	1,930	44,873
FirstRand	16,800	54,233
Growthpoint Properties	21,992	61,874
Imperial Holdings	1,350	28,404
MTN Group	3,484	60,057

Nedbank Group	2,920	62,112
Sasol	1,050	43,978
Tiger Brands	1,280	38,360
		451,788
South Korea--15.1%
BS Financial Group	4,210	46,986
Daelim Industrial	615	49,203
DGB Financial Group	2,970	36,200
Dongbu Insurance	890	32,849
Hana Financial Group	1,500	47,882
Hyundai Motor	466	95,599
KT&G	622	44,115
Kukdo Chemical	400	15,816
LG Display	680a	12,851
Samsung Electronics	208	220,526
Youngone	2,096	57,808
		659,835
Taiwan--8.9%
Asia Cement	18,931	23,862
CTCI	20,000	37,366
Hon Hai Precision Industry	34,000	102,522
Pegatron	30,000	39,710
Taishin Financial Holdings	87,395	33,545
Taiwan Semiconductor Manufacturing, ADR	10,839	151,312
		388,317
Thailand--5.5%
Airports of Thailand	11,800	22,247
Asian Property Development	143,740	32,950
Bangkok Bank	7,900	51,680
Krung Thai Bank	65,400	33,311
PTT	4,700	48,062
PTT Global Chemical	28,643	50,467
		238,717
Turkey--1.6%
Turk Telekomunikasyon	8,930	36,441
Turkiye Garanti Bankasi	8,090	31,761
		68,202
United States--.8%
iShares MSCI Emerging Markets Index Fund	920	36,004
Total Common Stocks

(cost $3,716,785)		4,006,951

Preferred Stocks--6.9%	Shares	Value ($)
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	4,600	32,522
Bradespar	2,000	32,801
Cia de Bebidas das Americas	900	34,638
Cia de Saneamento de Minas Gerais	800	17,326
Cia Paranaense de Energia, Cl. B	2,900	63,819
Petroleo Brasileiro	3,500	31,802
Vale	4,400	85,787
Total Preferred Stocks
(cost $249,545)		298,695

Other Investment--.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $38,437)	38,437[b]	38,437
Total Investments (cost $4,004,767)	100.0%	4,344,083
Liabilities, Less Cash and Receivables	(.0%)	(1,435)
Net Assets	100.0%	4,342,648

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $339,316, of which $677,687 related to appreciated investment securities and $338,371 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.6
Information Technology	15.8
Energy	11.1
Materials	10.2
Telecommunication Services	9.0

Consumer Discretionary	8.7
Industrial	8.5
Consumer Staples	7.4
Utilities	3.3
Health Care	2.7
Money Market Investment	.9
Exchange Traded Funds	.8
100.0
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

June 30, 2012 (Unaudited)

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Mexican New Peso,
Expiring:
7/2/2012 a	75,316	5,516	5,646	130
7/3/2012 a	146,843	10,964	11,008	44
South African Rand,
Expiring
7/2/2012 b	183,973	21,824	22,505	681
				855

Counterparties:
a Citigroup
b UBS

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	2,253,872	2,015,770	++	-	4,269,642
Exchange Trade Funds	36,004	-			36,004
Mutual Funds	38,437	-		-	38,437
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	855		-	855
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation at period end.

For the period ended June 30, 2012, there were no transfers of mutual funds, exchange traded funds or forward contracts between Level 1 and Level 2.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
June 30, 2012 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Automobiles & Components--.9%
Delphi Automotive	7,210	183,855
Banks--2.8%
Wells Fargo & Co.	16,220	542,397
Capital Goods--7.9%
Caterpillar	2,440	207,180
Cooper Industries	4,040	275,447
Eaton	5,010	198,546
General Electric	34,240	713,562
Tyco International	3,157	166,847
		1,561,582
Commercial & Professional Services--.9%
Robert Half International	5,940	169,706
Consumer Durables & Apparel--.8%
PVH	2,090	162,581
Diversified Financials--11.0%
Affiliated Managers Group	2,258a	247,138
American Express	5,410	314,916
Ameriprise Financial	4,830	252,416
Bank of America	17,350	141,923
Capital One Financial	3,740	204,428
Discover Financial Services	4,850	167,713
IntercontinentalExchange	1,650a	224,367
JPMorgan Chase & Co.	9,920	354,442
Moody's	4,020	146,931
T. Rowe Price Group	1,860	117,106
		2,171,380
Energy--12.0%
Anadarko Petroleum	3,550	235,010
Apache	1,910	167,870
Chevron	6,212	655,366

Ensco, Cl. A	4,540	213,244
EOG Resources	2,470	222,572
National Oilwell Varco	7,190	463,324
Occidental Petroleum	2,310	198,129
TransCanada	4,880	204,472
		2,359,987
Exchange Traded Funds--1.0%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	1,440	195,984
Food, Beverage & Tobacco--9.3%
Dr. Pepper Snapple Group	2,310	101,063
Lorillard	2,110	278,414
Philip Morris International	7,110	620,419
Ralcorp Holdings	3,360a	224,246
Unilever, ADR	17,790	600,057
		1,824,199
Health Care Equipment & Services--6.2%
Cigna	4,400	193,600
Covidien	7,017	375,409
McKesson	1,850	173,438
St. Jude Medical	4,840	193,164
Zimmer Holdings	4,390	282,540
		1,218,151
Insurance--.9%
Chubb	2,300	167,486
Materials--1.0%
LyondellBasell Industries, Cl. A	4,950	199,337
Media--3.3%
CBS, Cl. B	6,960	228,149
Walt Disney	8,660	420,010
		648,159
Pharmaceuticals & Biotechnology--10.5%
Amylin Pharmaceuticals	4,820a	136,069
Johnson & Johnson	3,070	207,409
Merck & Co.	13,310	555,692
Pfizer	30,160	693,680
Sanofi, ADR	12,680	479,050

		2,071,900
Real Estate--.8%
CBRE Group, Cl. A	10,150a	166,054
Retail--2.5%
Cabela's	3,230a	122,126
Dollar General	3,640a	197,980
Foot Locker	5,540	169,413
		489,519
Semiconductors & Equipment--1.4%
Analog Devices	3,830	144,276
Skyworks Solutions	4,490a	122,891
		267,167
Software & Services--7.8%
Alliance Data Systems	1,120a	151,200
Cognizant Technology Solutions,
Cl. A	3,710a	222,600
Informatica	2,450a	103,782
International Business Machines	1,830	357,911
Intuit	4,260	252,831
Oracle	11,170	331,749
Teradata	1,481a	106,647
		1,526,720
Technology Hardware & Equipment--12.5%
Apple	2,450a	1,430,800
Ciena	15,180a	248,497
EMC	12,030a	308,329
QUALCOMM	6,360	354,125
Vishay Intertechnology	13,840a	130,511
		2,472,262
Telecommunication Services--3.4%
AT&T	18,630	664,346
Transportation--2.7%
FedEx	3,700	338,957
JB Hunt Transport Services	3,380	201,448
		540,405
Total Common Stocks
(cost $17,969,404)		19,603,177

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $305,828)	305,828[b]	305,828
Total Investments (cost $18,275,232)	101.2%	19,909,005
Liabilities, Less Cash and Receivables	(1.2%)	(232,567)
Net Assets	100.0%	19,676,438

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $1,633,772 of which $2,376,371 related to appreciated investment securities and $742,598 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	12.5
Energy	12.0
Diversified Financials	11.0
Pharmaceuticals & Biotechnology	10.5
Food, Beverage & Tobacco	9.3
Capital Goods	7.9
Software & Services	7.8
Health Care Equipment & Services	6.2
Telecommunication Services	3.4
Media	3.3
Banks	2.8
Transportation	2.7
Retail	2.5
Money Market Investment	1.6
Semiconductors & Equipment	1.4
Exchange Traded Funds	1.0

Materials	1.0
Automobiles & Components	.9
Commercial & Professional Services	.9
Insurance	.9
Consumer Durables & Apparel	.8
Real Estate	.8
101.2

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	17,711,033	-	-	17,711,033
Equity Securities - Foreign+	1,696,160	-	-	1,696,160
Exchange Traded Funds	195,984	-	-	195,984
Mutual Funds	305,828	-	-	305,828
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded equity securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2012 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Automobiles & Components--1.8%
Drew Industries	25,670a	714,910
Thor Industries	61,620	1,689,004
		2,403,914
Banks--1.3%
Oritani Financial	49,630	714,176
Prosperity Bancshares	24,040	1,010,401
		1,724,577
Capital Goods--7.5%
Applied Industrial Technologies	26,480	975,788
Crane	31,240	1,136,511
EMCOR Group	51,350	1,428,557
Hexcel	68,920a	1,777,447
Middleby	11,530a	1,148,503
MRC Global	49,330a,b	1,049,742
Teledyne Technologies	22,425a	1,382,501
Triumph Group	22,700	1,277,329
		10,176,378
Commercial & Professional Services--3.6%
Corporate Executive Board	42,911	1,754,202
Encore Capital Group	22,630a	670,301
Exponent	13,720a	724,828
RPX	78,550a	1,127,192
TrueBlue	41,990a	650,005
		4,926,528
Consumer Durables & Apparel--4.0%
Crocs	32,210a	520,192
Jarden	26,470	1,112,269
Oxford Industries	36,910	1,649,877
SodaStream International	31,140a,b	1,275,806
Steven Madden	29,320a	930,910

		5,489,054
Consumer Services--5.5%
BJ's Restaurants	21,720a,b	825,360
Buffalo Wild Wings	11,340a	982,498
Caribou Coffee	60,390a,b	779,635
Cheesecake Factory	39,110a	1,249,956
Papa John's International	18,620a	885,753
Shuffle Master	50,620a	698,556
Six Flags Entertainment	37,960	2,056,673
		7,478,431
Energy--4.6%
Dril-Quip	15,580a	1,021,892
Gulfport Energy	68,670a	1,416,662
Oasis Petroleum	47,180a,b	1,140,812
Oil States International	15,860a	1,049,932
OYO Geospace	7,920a	712,721
PDC Energy	36,290a	889,831
		6,231,850
Exchange Traded Funds--1.7%
iShares Russell 2000 Growth Index
Fund	25,360b	2,319,679
Food & Staples Retailing--3.7%
Casey's General Stores	24,140	1,424,019
Chefs' Warehouse Holdings,	39,110	705,936
Harris Teeter Supermarkets	33,580	1,376,444
United Natural Foods	26,630a	1,460,922
		4,967,321
Food, Beverage & Tobacco--1.3%
Darling International	67,090a	1,106,314
Smart Balance	77,010a	723,124
		1,829,438
Health Care Equipment & Services--8.2%
ABIOMED	31,210a,b	712,212
Acadia Healthcare	43,860a	769,304
Accuray	100,440a	687,010
Air Methods	11,280a	1,108,260
Analogic	14,420	894,040

Catalyst Health Solutions	12,540a	1,171,738
Centene	25,010a	754,302
HMS Holdings	31,430a	1,046,933
Merit Medical Systems	76,190a	1,052,184
Natus Medical	67,270a	781,677
SXC Health Solutions	21,020a	2,085,394
		11,063,054
Household & Personal Products--2.0%
Elizabeth Arden	37,750a	1,465,078
Inter Parfums	74,290	1,282,988
		2,748,066
Materials--2.4%
Allied Nevada Gold	33,990a,b	964,636
Haynes International	22,800	1,161,432
Innophos Holdings	19,150	1,081,209
		3,207,277
Media--2.2%
DreamWorks Animation SKG, Cl. A	79,800a,b	1,520,988
Lions Gate Entertainment	103,390a,b	1,523,969
		3,044,957
Pharmaceuticals, Biotechnology & Life Sciences--14.4%
Affymax	72,070a	928,262
Alexion Pharmaceuticals	19,560a	1,942,308
Alnylam Pharmaceuticals	61,110a,b	713,154
ARIAD Pharmaceuticals	67,790a	1,166,666
Cepheid	30,560a	1,367,560
Cubist Pharmaceuticals	41,750a	1,582,743
Exact Sciences	72,130a	773,234
Incyte	28,800a,b	653,760
Jazz Pharmaceuticals	31,770a	1,429,968
Nektar Therapeutics	134,770a,b	1,087,594
NPS Pharmaceuticals	86,450a	744,334
Onyx Pharmaceuticals	25,550a	1,697,797
Pharmacyclics	27,800a,b	1,518,158
Questcor Pharmaceuticals	44,870a,b	2,388,879
Salix Pharmaceuticals	13,810a	751,816
ViroPharma	32,980a	781,626

		19,527,859
Real Estate--2.5%
Hudson Pacific Properties	17,400c	302,934
LaSalle Hotel Properties	20,830c	606,986
Mid-America Apartment Communities	19,710c	1,345,010
Zillow	29,220b	1,128,769
		3,383,699
Retailing--5.3%
Asbury Automotive Group	25,920a	614,045
Finish Line, Cl. A	64,530	1,349,322
Fred's, Cl. A	24,180	369,712
Lumber Liquidators Holdings	27,850a,b	941,052
Rent-A-Center	58,730	1,981,550
Select Comfort	50,760a	1,061,899
Tilly's, Cl. A	17,640	283,122
Tractor Supply	7,190	597,201
		7,197,903
Semiconductors & Semiconductor Equipment--6.8%
Applied Micro Circuits	92,200a	527,384
ATMI	75,860a	1,560,440
Cirrus Logic	22,560a	674,093
Diodes	43,310a	812,929
Entegris	160,210a	1,368,193
Micrel	73,440	699,883
PMC-Sierra	253,350a	1,555,569
Silicon Image	302,830a	1,253,716
Volterra Semiconductor	33,590a	787,685
		9,239,892
Software & Services--8.4%
comScore	47,280a	778,229
Euronet Worldwide	68,330a	1,169,810
ExlService Holdings	45,080a	1,110,771
Marchex, Cl. B	93,700	338,257
MAXIMUS	32,080	1,660,140
Mentor Graphics	139,910a	2,098,650
OpenTable	19,180a,b	863,292
Responsys	149,320a	1,809,758

SolarWinds	19,751a	860,354
Websense	34,550a	647,121
		11,336,382
Technology Hardware & Equipment--7.1%
ADTRAN	23,020	694,974
Arris Group	106,700a	1,484,197
Ciena	71,530a,b	1,170,946
NETGEAR	55,140a	1,902,881
RADWARE	31,630a	1,211,113
RealD	88,350a,b	1,321,716
TTM Technologies	79,570a	748,754
Vishay Intertechnology	115,530a	1,089,448
		9,624,029
Transportation--4.1%
Allegiant Travel	19,740a,b	1,375,483
Con-way	28,230	1,019,385
Forward Air	34,530	1,114,283
Landstar System	19,100	987,852
Werner Enterprises	42,500	1,015,325
		5,512,328
Total Common Stocks
(cost $117,412,887)		133,432,616

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,171,403)	2,171,403[d]	2,171,403
Investment of Cash Collateral for
Securities Loaned--12.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $16,245,296)	16,245,296[d]	16,245,296
Total Investments (cost $135,829,586)	112.0%	151,849,315
Liabilities, Less Cash and Receivables	(12.0%)	(16,235,781)
Net Assets	100.0%	135,613,534

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $16,122,689 and the value of the collateral held by the fund was $16,245,296.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $16,019,729 of which $22,731,803 related to appreciated investment securities and $6,712,074 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotechnology & Life Sciences	14.4
Money Market Investments	13.6
Software & Services	8.4
Health Care Equipment & Services	8.2
Capital Goods	7.5
Technology Hardware & Equipment	7.1
Semiconductors & Semiconductor Equipment	6.8
Consumer Services	5.5
Retailing	5.3
Energy	4.6
Transportation	4.1
Consumer Durables & Apparel	4.0
Food & Staples Retailing	3.7
Commercial & Professional Services	3.6
Real Estate	2.5
Materials	2.4
Media	2.2
Household & Personal Products	2.0
Automobiles & Components	1.8
Exchange Traded Funds	1.7
Banks	1.3
Food, Beverage & Tobacco	1.3
112.0

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	128,626,018	-	-	128,626,018
Equity Securities - Foreign+	2,486,919	-	-	2,486,919
Exchange Traded Funds	2,319,679	-	-	2,319,679
Mutual Funds	18,416,699	-	-	18,416,699
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded equity securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
June 30, 2012 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Automobiles & Components--1.8%
Drew Industries	11,320a	315,262
Thor Industries	27,270	747,471
		1,062,733
Banks--1.3%
Oritani Financial	21,970	316,148
Prosperity Bancshares	10,640	447,199
		763,347
Capital Goods--7.3%
Applied Industrial Technologies	11,300	416,405
Crane	13,820	502,772
EMCOR Group	20,720	576,430
Hexcel	30,560a	788,142
Middleby	5,100a	508,011
MRC Global	21,770b	463,266
Teledyne Technologies	9,858a	607,746
Triumph Group	10,050	565,513
		4,428,285
Commercial & Professional Services--3.6%
Corporate Executive Board	18,933	773,981
Encore Capital Group	10,020a	296,792
Exponent	5,840a	308,527
RPX	35,660a	511,721
TrueBlue	19,140a	296,287
		2,187,308
Consumer Durables & Apparel--4.0%
Crocs	14,240a	229,976
Jarden	11,420	479,868
Oxford Industries	16,350	730,845
SodaStream International	13,860a,b	567,844
Steven Madden	12,320a	391,160
		2,399,693

Consumer Services--5.5%
BJ's Restaurants	9,590a	364,420
Buffalo Wild Wings	5,040a	436,666
Caribou Coffee	26,720a,b	344,955
Cheesecake Factory	15,180a	485,153
Papa John's International	8,490a	403,869
Shuffle Master	23,190a	320,022
Six Flags Entertainment	17,250	934,605
		3,289,690
Energy--4.6%
Dril-Quip	6,920a	453,883
Gulfport Energy	30,360a	626,327
Oasis Petroleum	20,860a,b	504,395
Oil States International	7,020a	464,724
OYO Geospace	3,490a	314,065
PDC Energy	16,040a	393,301
		2,756,695
Exchange Traded Funds--1.9%
iShares Russell 2000 Growth Index
Fund	12,460b	1,139,716
Food & Staples Retailing--3.6%
Casey's General Stores	10,920	644,171
Chefs' Warehouse Holdings,	17,360	313,348
Harris Teeter Supermarkets	14,010	574,270
United Natural Foods	11,810a	647,897
		2,179,686
Food, Beverage & Tobacco--1.3%
Darling International	26,350a	434,511
Smart Balance	34,060a	319,823
		754,334
Health Care Equipment & Services--8.0%
ABIOMED	13,690a,b	312,406
Acadia Healthcare	19,230a	337,294
Accuray	44,400a	303,696
Air Methods	4,380a	430,335
Analogic	6,410	397,420
Catalyst Health Solutions	5,550a	518,592

Centene	11,050a	333,268
HMS Holdings	13,870a	462,010
Merit Medical Systems	32,060a	442,749
Natus Medical	30,830a	358,245
SXC Health Solutions	9,050a	897,850
		4,793,865
Household & Personal Products--2.0%
Elizabeth Arden	16,820a	652,784
Inter Parfums	33,010	570,083
		1,222,867
Materials--2.4%
Allied Nevada Gold	15,060a	427,403
Haynes International	10,100	514,494
Innophos Holdings	8,450	477,087
		1,418,984
Media--2.1%
DreamWorks Animation SKG, Cl. A	32,570a,b	620,784
Lions Gate Entertainment	45,692a,b	673,500
		1,294,284
Pharmaceuticals, Biotechnology & Life Sciences --14.2%
Affymax	31,630a	407,394
Alexion Pharmaceuticals	8,690a	862,917
Alnylam Pharmaceuticals	28,030a,b	327,110
ARIAD Pharmaceuticals	31,020a	533,854
Cepheid	13,060a	584,435
Cubist Pharmaceuticals	17,630a	668,353
Exact Sciences	27,230a	291,906
Incyte	12,750a,b	289,425
Jazz Pharmaceuticals	14,090a	634,191
Nektar Therapeutics	59,510a,b	480,246
NPS Pharmaceuticals	37,290a	321,067
Onyx Pharmaceuticals	11,300a	750,885
Pharmacyclics	12,270a,b	670,065
Questcor Pharmaceuticals	19,800a,b	1,054,152
Salix Pharmaceuticals	6,240a	339,706
ViroPharma	14,960a	354,552
		8,570,258

Real Estate--2.5%
Hudson Pacific Properties	7,680c	133,709
LaSalle Hotel Properties	9,250c	269,545
Mid-America Apartment Communities	8,750c	597,100
Zillow	12,980b	501,417
		1,501,771
Retailing--5.3%
Asbury Automotive Group	11,490a	272,198
Finish Line, Cl. A	28,530	596,562
Fred's, Cl. A	10,730	164,062
Lumber Liquidators Holdings	12,350a,b	417,306
Rent-A-Center	26,540	895,460
Select Comfort	22,510a	470,909
Tilly's, Cl. A	7,790	125,030
Tractor Supply	3,190	264,961
		3,206,488
Semiconductors & Semiconductor Equipment--6.8%
Applied Micro Circuits	42,150a	241,098
ATMI	33,540a	689,918
Cirrus Logic	9,960a	297,605
Diodes	19,610a	368,080
Entegris	70,820a	604,803
Micrel	32,420	308,963
PMC-Sierra	112,170a	688,724
Silicon Image	134,070a	555,050
Volterra Semiconductor	14,880a	348,936
		4,103,177
Software & Services--8.4%
comScore	21,450a	353,067
Euronet Worldwide	30,290a	518,565
ExlService Holdings	19,950a	491,568
Marchex, Cl. B	42,130	152,089
MAXIMUS	14,280	738,990
Mentor Graphics	63,350a	950,250
OpenTable	8,650a,b	389,336
Responsys	66,080a	800,890
SolarWinds	8,719a	379,800

Websense	15,490a	290,128
		5,064,683
Technology Hardware & Equipment--7.1%
ADTRAN	10,390	313,674
Arris Group	47,210a	656,691
Ciena	31,650a	518,110
NETGEAR	25,050a	864,475
RADWARE	13,490a	516,532
RealD	39,010a,b	583,590
TTM Technologies	36,370a	342,242
Vishay Intertechnology	52,680a	496,772
		4,292,086
Transportation--4.1%
Allegiant Travel	9,140a,b	636,875
Con-way	12,540	452,819
Forward Air	15,670	505,671
Landstar System	8,480	438,586
Werner Enterprises	18,750	447,937
		2,481,888
Total Common Stocks
(cost $55,307,731)		58,911,838

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $960,563)	960,563[d]	960,563
Investment of Cash Collateral for
Securities Loaned--12.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,693,292)	7,693,292[d]	7,693,292
Total Investments (cost $63,961,586)	112.2%	67,565,693
Liabilities, Less Cash and Receivables	(12.2%)	(7,330,782)
Net Assets	100.0%	60,234,911

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $7,636,230 and the value of the collateral held by the fund was $7,693,292.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $3,604,107 of which $7,536,151 related to appreciated investment securities and $3,932,044 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	14.4
Pharmaceuticals, Biotechnology & Life Sciences	14.2
Software & Services	8.4
Health Care Equipment & Services	8.0
Capital Goods	7.3
Technology Hardware & Equipment	7.1
Semiconductors & Semiconductor Equipment	6.8
Consumer Services	5.5
Retailing	5.3
Energy	4.6
Transportation	4.1
Consumer Durables & Apparel	4.0
Commercial & Professional Services	3.6
Food & Staples Retailing	3.6
Real Estate	2.5
Materials	2.4
Media	2.1
Household & Personal Products	2.0
Exchange Traded Funds	1.9
Automobiles & Components	1.8
Banks	1.3
Food, Beverage & Tobacco	1.3
112.2

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	56,687,746	-	-	56,687,746
Equity Securities - Foreign+	1,084,376	-	-	1,084,376
Exchange Traded Funds	1,139,716	-	-	1,139,716
Mutual Funds	8,653,855	-	-	8,653,855
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded equity securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2012 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Automobiles & Components--2.2%
Dana Holding	324,570	4,157,742
Drew Industries	59,240a	1,649,834
Thor Industries	148,190	4,061,888
		9,869,464
Banks--14.2%
BancorpSouth	182,750	2,653,530
Brookline Bancorp	345,340	3,056,259
Cardinal Financial	151,430	1,859,560
City National	87,307	4,241,374
CVB Financial	394,990b	4,601,633
First Horizon National	681,650	5,896,272
First Midwest Bancorp	424,110	4,656,728
Hancock Holding	104,987	3,195,804
Lakeland Financial	57,930	1,554,262
MB Financial	194,450	4,188,453
National Penn Bancshares	369,260	3,533,818
PacWest Bancorp	125,080	2,960,644
Provident Financial Services	197,730	3,035,156
SCBT Financial	23,810	839,303
Susquehanna Bancshares	325,410	3,351,723
Washington Trust Bancorp	37,620	917,176
Webster Financial	203,350	4,404,561
Western Alliance Bancorp	283,040a	2,649,254
Wintrust Financial	140,320b	4,981,360
		62,576,870
Capital Goods--6.9%
Aerovironment	129,360a	3,403,462
Apogee Enterprises	156,470	2,514,473
Armstrong World Industries	89,220	4,386,055
Astec Industries	95,550a	2,931,474

Carlisle	68,080	3,609,602
Comfort Systems USA	161,490	1,618,130
FreightCar America	68,480	1,572,986
GrafTech International	187,790a	1,812,173
Granite Construction	178,954	4,672,489
II-VI	157,090a	2,618,690
John Bean Technologies	117,520	1,594,746
		30,734,280
Commercial & Professional Services--6.7%
Brink's	143,960	3,336,993
FTI Consulting	77,700a	2,233,875
Huron Consulting Group	65,470a	2,072,125
ICF International	92,130a	2,196,379
Interface	226,990	3,093,874
Kforce	221,570a	2,982,332
Korn/Ferry International	263,540a	3,781,799
McGrath Rentcorp	89,130	2,361,945
Steelcase, Cl. A	435,440	3,932,023
Tetra Tech	146,280a	3,814,982
		29,806,327
Consumer Durables & Apparel--5.6%
Brunswick	158,550	3,522,981
Cavco Industries	32,502a,b	1,666,703
Ethan Allen Interiors	132,060b	2,631,956
KB Home	486,960b	4,772,208
M/I Homes	134,030a	2,321,400
Meritage Homes	123,810a	4,202,111
Skechers USA, Cl. A	167,030a	3,402,401
Warnaco Group	54,150a	2,305,707
		24,825,467
Consumer Services--3.5%
Brinker International	110,420	3,519,085
Grand Canyon Education	171,200a	3,584,928
Jack in the Box	127,300a	3,549,124
WMS Industries	243,000a	4,847,850
		15,500,987
Diversified Financials--2.7%

Duff & Phelps, Cl. A	112,350	1,629,075
E*TRADE Financial	430,280a	3,459,451
KBW	166,180b	2,733,661
Netspend Holdings	121,790a,b	1,119,250
Piper Jaffray	133,040a	3,117,127
		12,058,564
Energy--5.7%
Cloud Peak Energy	171,500a	2,900,065
Dawson Geophysical	39,840a	948,989
Gulfport Energy	231,570a	4,777,289
Matrix Service	98,540a	1,118,429
McDermott International	240,820a	2,682,735
OYO Geospace	24,890a	2,239,851
Tesco	250,790a	3,009,480
TETRA Technologies	483,480a	3,447,212
Unit	109,930a	4,055,318
		25,179,368
Exchange Traded Funds--.6%
iShares Russell 2000 Value Index
Fund	37,850	2,664,262
Food & Staples Retailing--2.9%
Casey's General Stores	68,433	4,036,863
Harris Teeter Supermarkets	114,690	4,701,143
Spartan Stores	172,050	3,119,267
United Natural Foods	16,480a	904,093
		12,761,366
Food, Beverage & Tobacco--2.6%
Flowers Foods	177,650	4,126,809
Lancaster Colony	34,500	2,456,745
Sanderson Farms	105,090b	4,815,224
		11,398,778
Health Care Equipment & Services--4.4%
Haemonetics	56,580a	4,193,144
Hanger Orthopedic Group	164,390a	4,214,960
ICU Medical	46,370a	2,475,231
LifePoint Hospitals	126,100a	5,167,578
Omnicell	229,760a	3,363,686

		19,414,599
Insurance--2.8%
First American Financial	273,620	4,640,595
ProAssurance	35,230	3,138,641
Protective Life	162,550	4,780,596
		12,559,832
Materials--5.8%
AMCOL International	110,300b	3,122,593
Buckeye Technologies	40,220	1,145,868
Carpenter Technology	94,490	4,520,402
Coeur d'Alene Mines	166,890a	2,930,588
Cytec Industries	89,720	5,261,181
Harry Winston Diamond	34,900a	396,464
KapStone Paper and Packaging	82,840a	1,313,014
Louisiana-Pacific	330,800a	3,599,104
Packaging Corp. of America	118,040	3,333,450
		25,622,664
Media--1.9%
DreamWorks Animation SKG, Cl. A	180,020a,b	3,431,181
Meredith	156,240b	4,990,306
		8,421,487
Pharmaceuticals, Biotechnology & Life Sciences--.7%
Medicis Pharmaceutical, Cl. A	85,680	2,925,972

Real Estate--7.4%
DCT Industrial Trust	766,000c	4,825,800
DiamondRock Hospitality	453,971c	4,630,504
Entertainment Properties Trust	47,920c	1,969,991
First Potomac Realty Trust	249,200c	2,933,084
LaSalle Hotel Properties	124,160c	3,618,022
Mack-Cali Realty	152,590c	4,435,791
National Health Investors	89,580c	4,561,414
Pebblebrook Hotel Trust	167,600c	3,906,756
Urstadt Biddle Properties, Cl. A	67,220c	1,328,939
		32,210,301
Retailing--4.6%
Aeropostale	216,570a	3,861,443

Big 5 Sporting Goods	111,210b	840,748
Children's Place Retail Stores	70,110a	3,493,581
Express	210,180a	3,818,971
Finish Line, Cl. A	163,540	3,419,621
PEP Boys-Manny Moe & Jack	136,580	1,352,142
Saks	345,060a,b	3,674,889
		20,461,395
Semiconductors & Semiconductor Equipment--3.0%
ATMI	134,120a	2,758,848
Fairchild Semiconductor
International	301,780a	4,255,098
MKS Instruments	106,800	3,089,724
Semtech	130,300a	3,168,896
		13,272,566
Software & Services--5.3%
CoreLogic	307,310a	5,626,846
JDA Software Group	72,020a	2,138,274
MAXIMUS	71,040	3,676,320
Monotype Imaging Holdings	189,670a	3,180,766
NetScout Systems	118,680a	2,562,301
Parametric Technology	168,230a	3,526,101
Take-Two Interactive Software	304,210a	2,877,827
		23,588,435
Technology Hardware & Equipment--4.6%
ADTRAN	85,450	2,579,735
Extreme Networks	454,000a	1,561,760
FEI	49,090	2,348,466
Ixia	274,560a	3,300,211
NETGEAR	80,310a	2,771,498
QLogic	87,990a	1,204,583
Rofin-Sinar Technologies	49,810a	942,903
Tech Data	45,900a	2,211,003
Vishay Intertechnology	356,880a	3,365,378
		20,285,537
Transportation--.8%
Atlas Air Worldwide Holdings	77,150	3,356,796
Utilities--4.6%

El Paso Electric	97,220	3,223,815
Hawaiian Electric Industries	165,330	4,715,212
NorthWestern	115,300	4,231,510
Portland General Electric	159,750	4,258,935
WGL Holdings	96,330	3,829,118
		20,258,590
Total Common Stocks
(cost $418,089,841)		439,753,907

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,592,374)	4,592,374 [d]	4,592,374
Investment of Cash Collateral for
Securities Loaned--5.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $22,541,108)	22,541,108 [d]	22,541,108
Total Investments (cost $445,223,323)	105.6%	466,887,389
Liabilities, Less Cash and Receivables	(5.6%)	(24,600,362)
Net Assets	100.0%	442,287,027

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $22,724,378 and the value of the collateral held by the fund was $22,559,152, consisting of cash collateral of $25,541,108 and U.S. Government and Agency securities valued ar $18,044.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $21,664,066 of which $43,214,007 related to appreciated investment securities and $21,549,941 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Banks	14.2
Real Estate	7.4
Capital Goods	6.9
Commercial & Professional Services	6.7
Short-Term/Money Market Investments	6.1
Materials	5.8
Energy	5.7
Consumer Durables & Apparel	5.6
Software & Services	5.3
Retailing	4.6
Technology Hardware & Equipment	4.6
Utilities	4.6
Health Care Equipment & Services	4.4
Consumer Services	3.5
Semiconductors & Semiconductor Equipment	3.0
Food & Staples Retailing	2.9
Insurance	2.8
Diversified Financials	2.7
Food, Beverage & Tobacco	2.6
Automobiles & Components	2.2
Media	1.9
Transportation	.8
Pharmaceuticals, Biotechnology & Life Sciences	.7
Exchange Traded Funds	.6
105.6

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	436,693,181	-	-	436,693,181
Equity Securities - Foreign +	396,464	-	-	396,464
Exchange Traded Funds	2,664,262	-	-	2,664,262
Mutual Funds	27,133,482	-	-	27,133,482

+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded equity securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.3% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan.

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2012 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Banks--.7%
Prosperity Bancshares	104,920	4,409,788
Capital Goods--10.9%
AMETEK	191,543	9,559,911
BE Aerospace	135,133a	5,899,907
Crane	114,330	4,159,325
EMCOR Group	171,170	4,761,949
Hexcel	244,440a	6,304,108
IDEX	145,140	5,657,557
Jacobs Engineering Group	239,420a	9,064,441
Middleby	46,250a	4,606,963
Roper Industries	44,615	4,398,147
Teledyne Technologies	97,480a	6,009,642
Triumph Group	97,940	5,511,084
		65,933,034
Commercial & Professional Services--2.5%
Corporate Executive Board	181,262	7,409,991
RPX	140,904a	2,021,972
Waste Connections	184,313	5,514,645
		14,946,608
Consumer Durables & Apparel--5.3%
Crocs	255,110a	4,120,027
Harman International Industries	144,220	5,711,112
Jarden	152,420	6,404,688
SodaStream International	138,970a,b	5,693,601
Steven Madden	144,280a	4,580,890
Under Armour, Cl. A	60,510a,b	5,716,985
		32,227,303
Consumer Services--4.9%
BJ's Restaurants	121,900a	4,632,200
Buffalo Wild Wings	50,760a	4,397,846

Cheesecake Factory	148,290a	4,739,348
International Game Technology	557,350	8,778,263
Six Flags Entertainment	132,940	7,202,689
		29,750,346
Energy--4.4%
Dril-Quip	69,310a	4,546,043
Oil States International	92,274a	6,108,539
Plains Exploration & Production	205,456a	7,227,942
QEP Resources	77,140	2,311,886
Whiting Petroleum	151,386a	6,224,992
		26,419,402
Exchange Traded Funds--6.3%
iShares Russell 2000 Growth Index
Fund	317,900b	29,078,313
iShares Russell 2000 Index Fund	111,290b	8,854,232
		37,932,545
Food & Staples Retailing--3.7%
Casey's General Stores	96,480	5,691,355
Harris Teeter Supermarkets	108,920	4,464,631
United Natural Foods	105,240a	5,773,466
Whole Foods Market	68,690	6,547,531
		22,476,983
Food, Beverage & Tobacco--1.0%
Monster Beverage	84,060a	5,985,072
Health Care Equipment & Services--7.0%
ABIOMED	194,290a,b	4,433,698
AmerisourceBergen	90,630	3,566,291
Catalyst Health Solutions	53,796a	5,026,698
Centene	141,060a	4,254,370
Coventry Health Care	125,430	3,987,420
HMS Holdings	130,350a	4,341,958
Hologic	186,287a	3,360,617
MEDNAX	92,960a	6,371,478
SXC Health Solutions	68,250a	6,771,082
		42,113,612
Household & Personal Products--.6%
Estee Lauder, Cl. A	65,780	3,560,014

Materials--3.9%
Agnico-Eagle Mines	146,370	5,922,130
Carpenter Technology	107,900	5,161,936
Cytec Industries	105,300	6,174,792
Innophos Holdings	113,200	6,391,272
		23,650,130
Media--3.1%
DreamWorks Animation SKG, Cl. A	294,390a,b	5,611,073
Interpublic Group of Cos.	549,520	5,962,292
Lions Gate Entertainment	476,995a,b	7,030,906
		18,604,271
Pharmaceuticals, Biotechnology & Life Sciences--11.4%
Alexion Pharmaceuticals	86,980a	8,637,114
ARIAD Pharmaceuticals	279,850a	4,816,219
Cepheid	123,730a	5,536,918
Cubist Pharmaceuticals	155,230a	5,884,769
Incyte	189,590a,b	4,303,693
Jazz Pharmaceuticals	136,920a	6,162,769
Nektar Therapeutics	87,030a,b	702,332
Onyx Pharmaceuticals	109,810a	7,296,875
Pharmacyclics	125,740a,b	6,866,661
Questcor Pharmaceuticals	190,240a,b	10,128,378
Salix Pharmaceuticals	89,720a	4,884,357
ViroPharma	145,050a	3,437,685
		68,657,770
Real Estate--1.9%
LaSalle Hotel Properties	138,180c	4,026,565
Mid-America Apartment Communities	108,890c	7,430,654
		11,457,219
Retailing--7.1%
American Eagle Outfitters	448,990	8,858,573
Dick's Sporting Goods	155,330	7,455,840
LKQ	129,720a	4,332,648
Rent-A-Center	214,210	7,227,445
Sally Beauty Holdings	193,910a	4,991,243
Urban Outfitters	369,840a	10,203,886
		43,069,635

Semiconductors & Semiconductor Equipment--4.3%
Entegris	517,110a	4,416,119
Linear Technology	173,400	5,432,622
LSI	552,780a	3,521,209
PMC-Sierra	875,640a	5,376,430
Skyworks Solutions	257,920a	7,059,270
		25,805,650
Software & Services--13.9%
Akamai Technologies	241,460a	7,666,355
Alliance Data Systems	72,260a	9,755,100
Electronic Arts	361,020a	4,458,597
Euronet Worldwide	294,420a	5,040,470
ExlService Holdings	175,200a	4,316,928
MAXIMUS	119,160	6,166,530
Mentor Graphics	548,520a	8,227,800
MICROS Systems	115,380a	5,907,456
Nuance Communications	335,580a	7,993,516
Synopsys	316,290a	9,308,415
Total System Services	191,230	4,576,134
Vantiv, Cl. A	468,370	10,908,337
		84,325,638
Technology Hardware & Equipment--4.0%
Arris Group	468,200a	6,512,662
Ciena	313,890a,b	5,138,379
NETGEAR	232,720a	8,031,167
Vishay Intertechnology	478,840a	4,515,461
		24,197,669
Transportation--1.5%
Con-way	124,850	4,508,334
Landstar System	84,770	4,384,304
		8,892,638
Total Common Stocks
(cost $516,106,120)		594,415,327

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $8,891,058)	8,891,058 [d]	8,891,058
Investment of Cash Collateral for
Securities Loaned--10.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $64,180,316)	64,180,316 [d]	64,180,316
Total Investments (cost $589,177,494)	110.5%	667,486,701
Liabilities, Less Cash and Receivables	(10.5%)	(63,523,508)
Net Assets	100.0%	603,963,193

a	Non-income producing security.
b

Security, or portion thereof, on loan. At June 30, 2012 , the value of the fund's securities on loan was $65,895,010 and the value of the collateral held by the fund was $65,410,899, consisting of cash collateral of $64,180,317 and U.S Government & Agency securities valued at $1,230,582.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $78,309,207 of which $93,863,664 related to appreciated investment securities and $15,554,457 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.9
Money Market Investments	12.1
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Capital Goods	10.9
Retailing	7.1
Health Care Equipment & Services	7.0
Exchange Traded Funds	6.3
Consumer Durables & Apparel	5.3
Consumer Services	4.9
Energy	4.4
Semiconductors & Semiconductor Equipment	4.3
Technology Hardware & Equipment	4.0

Materials	3.9
Food & Staples Retailing	3.7
Media	3.1
Commercial & Professional Services	2.5
Real Estate	1.9
Transportation	1.5
Food, Beverage & Tobacco	1.0
Banks	.7
Household & Personal Products	.6
110.5
† Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	544,867,051	-	-	544,867,051
Equity Securities - Foreign+	11,615,731	-	-	11,615,731
Exchange Traded Funds	37,932,545	-	-	37,932,545
Mutual Funds	73,071,374	-	-	73,071,374
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of exchange traded equity securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.3% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan.

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
June 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.9%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,156,420
Alaska--.8%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,080,670
Arizona--.5%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	710,000	715,694
California--15.2%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,810,005
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,183,950
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,215,920
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,776,420
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,225,669
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,313,125
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial

Council Projects)	5.00	12/1/17	1,015,000	1,172,528
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,219,140
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	500,525
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	776,378
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,443,364
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	1,000,000	1,238,720
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,402,340
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,203,280
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,176,480
Colorado--1.1%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	835,000	878,520
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	465,000	498,327
Florida--10.0%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,067,020
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,179,840
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,687,695
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,178,990
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,147,650
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,459,200
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	110,008
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,182,320
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	872,235
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,189,320
Georgia--7.0%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,138,380
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,145,520
Atlanta,

Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,255,120
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,451,289
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,196,830
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	2,500,000	2,942,475
Hawaii--1.6%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,062,960
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,083,210
Illinois--7.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,134,170
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,404,060
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	117,880
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	757,835
Illinois,
GO	5.00	8/1/22	500,000	559,530
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,124,980

Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,101,050
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,688,100
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,133,320
Indiana--2.5%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,862,770
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,454,557
Kansas--1.1%
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,418,973
Kentucky--.9%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,220,530
Louisiana--1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000	1,592,265
Maryland--2.2%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	1,500,000	1,767,180
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,092,530

Massachusetts--4.5%
Boston,
GO	5.00	4/1/22	2,500,000	3,208,375
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue 5.00		1/1/15	1,500,000	1,649,475
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000	1,077,390
Michigan--4.7%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000	1,029,510
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,118,430
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000	1,070,500
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,774,410
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,109,560
Nebraska--.9%
Nebraska Public Power District,
General Revenue	5.00	1/1/15	1,000,000	1,109,920
New Jersey--2.8%
New Jersey Economic Development
Authority, Water Facilities

Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,127,530
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,421,833
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,161,700
New Mexico--1.1%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	320,000	327,462
New Mexico,
Severance Tax Bonds	5.00	7/1/15	1,000,000	1,131,990
New York--5.3%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,103,990
New York City,
GO	5.00	8/1/21	2,000,000	2,368,260
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,181,790
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,050,590
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,169,490
Ohio--2.0%
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,448,017
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,207,101
Pennsylvania--1.7%
Pennsylvania Intergovernmental
Cooperation Authority, Special

Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,192,380
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,089,230
South Carolina--1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,500,000	1,855,920
South Dakota--2.2%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,859,215
Texas--8.3%
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000	1,165,440
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000	1,653,832
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000	1,161,890
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	1,000,000	1,091,150
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	548,916
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	1,002,330
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000	602,984
Tarrant Regional Water District,

Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,219,740
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,175,840
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	a	9,649
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,161,320
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	30,000		30,055
Virginia--2.4%
Virginia Beach,
Public Improvement GO	5.00	4/1/22	2,500,000		3,182,750
Washington--3.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000		1,147,510
King County,
Sewer Revenue	5.00	1/1/17	1,500,000		1,767,675
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000		1,105,030
West Virginia--1.0%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,350,832
Wyoming--.8%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	930,000		1,000,885
U.S. Related--3.4%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000		565,600
Puerto Rico Government Development

Bank, Senior Notes	5.25	1/1/15	600,000		635,106
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/13	1,360,000		1,413,380
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000		1,760,310
Total Long-Term Municipal Investments
(cost $120,799,247)					128,363,559
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.4%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.18	7/1/12	100,000	b	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.18	7/1/12	400,000	b	400,000
Total Short-Term Municipal Investments
(cost $500,000)					500,000
Total Investments (cost $121,299,247)			98.7%		128,863,559
Cash and Receivables (Net)			1.3%		1,658,153
Net Assets			100.0%		130,521,712

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2012, net unrealized appreciation on investments was $7,564,312 of which $7,594,203 related to appreciated investment securities and $29,891 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

				Implied			Upfront
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	Appreciation ($)
1,600,000	USD - 6 Month Libor	JP Morgan	(1.73)	N/A	9/7/2022	15,319.20	N/A	15,319

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	128,863,559	-	128,863,559
Other Financial Instruments:
Swaps+	-	15,319	-	15,319
+ Amount shown represents unrealized appreciation at period end.

For the period ended June 30, 2012, there were no transfers of municpal bonds or swaps between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2012 (Unaudited)

Common Stocks--95.9%	Shares	Value ($)
Australia--2.9%
Newcrest Mining	193,124	4,495,209
Santos	430,484	4,727,749
WorleyParsons	141,927	3,686,480
		12,909,438
Belgium--3.2%
Anheuser-Busch InBev	183,107	14,204,580
Brazil--2.9%
Arezzo Industria e Comercio	171,835	2,558,062
CCR	455,890	3,706,589
International Meal Co. Holdings	266,700	2,456,535
Vale, ADR	222,496	4,416,546
		13,137,732
Canada--1.3%
Barrick Gold	66,831	2,517,404
Nexen	194,983	3,301,745
		5,819,149
China--1.5%
Biostime International Holdings	1,620,504	4,262,568
Mindray Medical International, ADR	87,130	2,639,168
		6,901,736
France--4.3%
Air Liquide	67,664	7,710,887
L'Oreal	50,555	5,901,282
Total	125,102	5,620,249
		19,232,418
Germany--5.2%
Bayer	132,728	9,537,200
Brenntag	29,613	3,267,099
Fresenius Medical Care & Co.	88,624	6,261,551
Gerry Weber International	98,524	4,056,541

		23,122,391
Hong Kong--5.8%
AIA Group	1,904,512	6,566,655
Belle International Holdings	2,382,255	4,074,775
China Mobile	637,865	7,010,463
Jardine Matheson Holdings	126,400	6,155,390
Man Wah Holdings	5,629,200	2,336,861
		26,144,144
Italy--1.8%
Intesa Sanpaolo	2,816,661	3,985,101
Saipem	91,867	4,067,864
		8,052,965
Japan--22.9%
Asahi Group Holdings	242,500	5,208,312
CALBEE	52,000	3,258,683
Daiichi Sankyo	179,973	3,030,213
Don Quijote	223,200	7,678,774
FANUC	30,900	5,076,785
INPEX	639	3,582,440
Japan Tobacco	461,200	13,666,996
Lawson	74,600	5,219,210
Mitsubishi Estate	384,000	6,888,623
NGK Spark Plug	310,000	4,092,917
Nissan Motor	645,700	6,115,230
Nomura Holdings	989,700	3,696,079
Shiseido	219,900	3,466,828
Sugi Holdings	165,400	5,432,463
Toshiba	1,492,000	5,662,617
Towa Pharmaceutical	95,100	5,330,252
Toyota Motor	385,700	15,545,863
		102,952,285
Norway--1.9%
DNB	837,086	8,295,364
Philippines--.7%
Energy Development	22,074,200	3,161,402
Poland--.8%
Telekomunikacja Polska	723,822	3,382,681

Singapore--1.7%
Sakari Resources	2,461,000	2,701,438
United Overseas Bank	340,000	5,052,592
		7,754,030
South Africa--.8%
MTN Group	204,655	3,527,848
Sweden--1.1%
TeliaSonera	743,436	4,741,689
Switzerland--13.9%
ABB	181,707a	2,957,776
Actelion	63,598a	2,606,503
Bank Sarasin & Cie, Cl. B	84,550a	2,378,428
Nestle	282,593	16,836,785
Novartis	172,580	9,618,587
Roche Holding	90,710	15,635,206
Syngenta	22,040	7,507,277
Zurich Financial Services	21,800a	4,903,651
		62,444,213
Thailand--3.2%
Bangkok Bank	1,329,700	8,698,579
Bangkok Dusit Medical Services	1,712,283	5,278,419
Bank of Ayudhya	339,600	319,283
		14,296,281
United Kingdom--20.0%
Associated British Foods	292,968	5,882,210
BG Group	232,935	4,742,533
BHP Billiton	385,341	10,899,216
Bowleven	2,166,470a	1,976,428
British American Tobacco	181,980	9,238,511
British Sky Broadcasting Group	422,083	4,604,169
Centrica	1,837,356	9,150,667
Compass Group	441,731	4,628,245
GlaxoSmithKline	392,647	8,898,219
Imagination Technologies Group	396,138a	2,894,833
Ophir Energy	467,975	4,250,920
Royal Bank of Scotland Group	2,127,399a	7,173,404
Severn Trent	195,253	5,054,787

SSE	264,280	5,757,364
Wolseley	124,969	4,652,258
		89,803,764
Total Common Stocks
(cost $386,967,952)		429,884,110

Preferred Stocks--.6%	Shares	Value ($)
Brazil
Petroleo Brasileiro
(cost $4,523,479)	309,832	2,815,252

Other Investment--4.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $21,975,914)	21,975,914 [b]	21,975,914

Total Investments (cost $413,467,345)	101.4%	454,675,276
Liabilities, Less Cash and Receivables	(1.4%)	(6,419,097)
Net Assets	100.0%	448,256,179

ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $41,207,931 of which $59,999,760 related to appreciated investment securities and $18,791,829 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	20.6
Health Care	15.3
Financial	14.2
Consumer Discretionary	13.0
Energy	9.3

Materials	8.4
Utilities	5.2
Money Market Investment	4.9
Industrial	4.4
Telecommunication Services	4.2
Information Technology	1.9
101.4
† Based on net assets.

	Foreign			Unrealized
Forward Currency Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
8/16/2012 a	8,036,000	7,802,924	8,186,284	383,360
British Pound,
Expiring
7/13/2012 b	4,147,000	6,735,429	6,494,614	(240,815)
Euro,
Expiring
8/16/2012 a	7,122,540	9,433,079	9,017,609	(415,470)
Japanese Yen,
Expiring
8/16/2012 a	754,881,000	9,480,452	9,450,237	(30,215)
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
7/2/2012 c	392,961	395,791	402,195	(6,404)
8/16/2012 d	8,036,000	8,485,518	8,186,284	299,234
British Pound,
Expiring
7/13/2012 d	4,147,000	6,427,929	6,494,614	(66,685)
Euro,
Expiring
8/16/2012 a	7,309,327	9,480,452	9,254,094	226,358
Japanese Yen,
Expiring:
7/2/2012 d	207,592,787	2,606,201	2,597,020	9,181
7/3/2012 c	31,846,362	400,914	398,403	2,511
8/16/2012 a	754,881,000	9,433,078	9,450,237	(17,159)
Singapore Dollar,
Expiring

7/2/2012 d		303,833	237,907	239,852	(1,945)
South African Rand,
Expiring
7/3/2012 d		910,389	108,495	111,363	(2,868)

Gross Unrealized Appreciation					920,644
Gross Unrealized Depreciation					(781,561)

Counterparties:
a	JPMorgan Chase & Co.
b	Barclay Capital
c UBS
d	Royal Bank of Scotland

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted				Total
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs
Assets ($)
Investments in Securities:
Equity Securities - Foreign+	261,219,214	171,480,148	++	-	432,699,362
Mutual Funds	21,975,914	-		-	21,975,914
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	920,644		-	920,644
Liabilities ($)
Other Financial Instruments:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(781,561)		-	(781,561)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

At the period ended September 30, 2011, $487,440,998 of foreign exchange traded equity securities were hierarchy as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)